RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

24 RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s unaudited interim condensed consolidated statement of cash flows as cash flows from financing activities.

	Preferred shares	Convertible loan notes	Amount due from immediate holding company	Amount due to a related company	Loan from immediate holding company	Loan from a related company	Total
	US$	US$	US$	US$	US$	US$	US$
At 31 March 2023	13,460,000	3,349,822	506	-	2,328,926	1,060,712	20,199,966
Financing cash flows
Additions	-	100,000	200,000	-	564,483	-	864,483
Repayments	-	-	-	-	-	-	-
Non-cash transaction	-	-	-	34,579	-	-	34,579
Interest expenses	-	132,153	-	-	100,671	40,110	272,934
Fair value/other adjustments	(5,044,000)	126,000	-	-	-	-	(4,918,000)
At 30 September 2023	8,416,000	3,707,975	200,506	34,579	2,994,080	1,100,822	16,453,962

At 31 March 2024	9,359,000	4,090,342	5,345,929	34,579	1,930,993	1,140,931	21,901,774
Financing cash flows
Additions	-	-	713,719	-	2,335,461	-	3,049,180
Repayments	-	-	-	-	-	-	-
Non-cash transaction	369,648	1,165,479	(6,059,142)	-	(1,940,858)	(1,165,479)	(7,630,352)
Interest expenses	-	151,245	-	-	58,077	24,548	233,870
Fair value/other adjustments	(3,539,648)	274,000	(506)	-	-	-	(3,266,154)
At 30 September 2024	6,189,000	5,681,066	-	34,579	2,383,673	-	14,288,318

24 RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s combined statement of cash flows as cash flows from financing activities.

	Preferred shares	Convertible loan notes	Amount due from immediate holding company	Amount due from a related company	Loan from immediate holding company	Loan from a related company	Total
	US$	US$	US$	US$	US$	US$	US$
At 1 April 2022	11,619,000	-	506	-	-	-	11,619,506
Financing cash flows
Additions	-	3,250,000	600,000	-	2,250,000	1,000,000	7,100,000
Repayments	-	-	(600,000)	-	-	-	(600,000)
Interest expenses	-	80,822	-	-	78,926	60,712	220,460
Fair value adjustments	1,841,000	19,000	-	-	-	-	1,860,000
At 31 March 2023	13,460,000	3,349,822	506	-	2,328,926	1,060,712	20,199,966
Financing cash flows
Additions	-	100,000	5,345,423	-	564,483	-	6,009,906
Repayments	-	-	-	-	(1,150,000)	-	(1,150,000)
Non-cash transaction	-	-	-	34,579	-	-	34,579
Interest expenses	-	266,520	-	-	187,584	80,219	534,323
Fair value adjustments	(4,101,000)	374,000	-	-	-	-	(3,727,000)
At 31 March 2024	9,359,000	4,090,342	5,345,929	34,579	1,930,993	1,140,931	21,901,774